Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of other provisions [line items]
Discount rate of provision	3.73%	4.38%
Other provisions	$ 229,023	$ 259,476	[1]	$ 159,900
Litigation provision [Member]
Disclosure of other provisions [line items]
Other provisions	6,700	17,700
Environmental remediation liabilities [Member]
Disclosure of other provisions [line items]
Other provisions	$ 900	$ 3,500

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))